Note 15 - Preferred Shares	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Preferred Stock [Text Block]
15.	Preferred shares

	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2017	35,505	29,000,000	4,804,948	33,804,948
Dividends declared	1,809	-	1,808,811	1,808,811
Balance, December 31, 2017	37,314	29,000,000	6,613,759	35,613,759
Dividends declared	1,333	-	1,335,733	1,335,733
Shares distributed to EuroDry	(19,042)	(14,500,000)	(3,692,131)	(18,192,131)
Balance, December 31, 2018	19,605	14,500,000	4,257,361	18,757,361
Dividends declared	81	-	78,639	78,639
Redemption of shares	(11,686)	(8,155,055)	(3,530,945)	(11,686,000)
Preferred deemed dividend	-	504,577	-	504,577
Balance, December 31, 2019	8,000	6,849,522	805,055	7,654,577

On
January 27, 2014,
the Company entered into an agreement to sell
25,000
shares of its Series B Convertible Perpetual Preferred Shares ("Series B Preferred Shares") to a fund managed by Tennenbaum Capital Partners, LLC ("TCP") and
5,700
shares to Preferred Friends Investment Company Inc, an affiliate of the Company, for total net proceeds of approximately
$29
million. The redemption amount of the Company’s Series B Preferred Shares is
$1,000
per share. The Company used the proceeds for the acquisition of vessels and general corporate purposes. The Series B Preferred Shares paid dividends in-kind until
January 29, 2019
at a rate of
5%.

The dividend rate increased to
12%
for the
two
years following
January 29, 2019
and to
14%
thereafter and is payable only in cash. Cash dividends are declared at each quarter and actual payments are made within the following quarter. If a cash dividend is paid on the Company's common stock after
January 29, 2019,
the holders of Series B Preferred Shares shall receive an additional cash dividend in an amount equal to
40%
of the common stock dividend it would have received on an as-converted basis. The Series B Preferred Shares can be converted at the option of their holders at any time, and at the option of the Company only if certain share price and liquidity milestones are met. Each Series B Preferred Share is convertible into common stock at a conversion price of
$15.58
(as adjusted in
September 2015
following the shareholders’ rights offering of the Company) subject to further adjustment for certain events. The Series B Preferred Shares are redeemable in cash by the Company at any time after the fifth
anniversary of the original issue date. Holders of the Series B Preferred Shares may
require the Company to redeem their shares only upon the occurrence of certain corporate events.

At the Spin-off date Euroseas distributed EuroDry Series B Preferred Shares to holders of Euroseas' Series B Preferred Shares in exchange for a number of such Euroseas Series B Preferred Shares, representing
50%
of Euroseas Series B Preferred Stock, i.e.
$14,500,000
of the initial preferred shares amount of the Company and
$3,692,131
of dividends paid in kind. Euroseas contributed to EuroDry its interests in seven
of its drybulk subsidiaries and related intercompany debts and obligations in exchange for approximately
2,254,830
of EuroDry common shares and
19,042
of EuroDry Series B Preferred Shares (representing all of the EuroDry's issued and outstanding stock as of that time). Euroseas made a special dividend of
100%
of EuroDry's outstanding common shares to holders of Euroseas' common stock as of the record date of the special dividend. In addition, Euroseas distributed
100%
of EuroDry Series B Preferred Shares to holders of Euroseas' Series B Preferred Shares as described above.

On
June 10, 2019
the Company proceeded in the redemption of
$11.7
million of value, or about
59.4%,
of its outstanding Series B Preferred Shares with a simultaneous reduction of
4%
of the dividend rate for the
$8
million value of preferred shares remaining outstanding until
January 2021.
After that date the dividend rate will increase to
14%.
The difference between (
1
) the fair value of the consideration transferred to the holders of the Series B Preferred Shares (comprising the cash payment offered) and (
2
) the carrying amount of the Series B Preferred Shares before the redemption (net of issuance costs) amounted to
$504,577,
and was recorded as a preferred deemed dividend.

For each of the years ended
December 31, 2017
and
2018,
the Company declared
four
consecutive dividends totaling
$1.81
million and
$1.34
million, respectively, all of which were paid in kind. For the year ended
December 31, 2019
the Company declared dividends of
$1.27
million, of which
$0.08
million were paid in-kind,
$1.03
million were paid in cash during
2019
and another
$0.16
million were accrued as of
December 31, 2019
and were paid in cash in the
first
quarter of
2020.
The redemption liability as of
December 31, 2019
is
$8,000,000.

Subject to certain ownership thresholds, holders of Series B Preferred Shares have the right to appoint one
director to the Company's board of directors and TCP also has consent rights over certain corporate actions. In addition, the holders of Series B Preferred Shares will vote as one
class with the Company's common stock on all matters on which shareholders are entitled to vote, with each Series B Preferred Share having a number of votes equal to
50%
of the numbers of shares of common stock of the Company into which such Series B Preferred Share would be convertible on the applicable record date.